Cover	May 13, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On May 18, 2022, 22nd Century Group, Inc. (the “Company”), filed with the U.S. Securities and Exchange Commission a Current Report on Form 8-K (the “Original Form 8-K”) regarding the completion of the Company’s acquisition, on May 13, 2022, of substantially all of the assets of GVB Biopharma’s (“GVB”) business dedicated to hemp-based cannabinoid extraction, refinement, contract manufacturing and product development (the “Transaction”).
Document Period End Date	May 13, 2022
Entity File Number	001-36338
Entity Registrant Name	22nd Century Group, Inc.
Entity Central Index Key	0001347858
Entity Tax Identification Number	98-0468420
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	500 Seneca Street
Entity Address, Address Line Two	Suite 507
Entity Address, City or Town	Buffalo
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14204
City Area Code	716
Local Phone Number	270-1523
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00001 par value
Trading Symbol	XXII
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false